Prepaid Expenses and Other Current Assets (Details Narrative) - USD ($)			12 Months Ended
	Apr. 06, 2021	Feb. 02, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Deposit			$ 170,000	$ 4,443	$ 170,000
Purchase of land amount			170,000
Land Purchase Agreement [Member]
Deposit			$ 170,000
Land Purchase Agreement [Member] | Subsequent Event [Member]
Purchase of land amount	$ 4,400,000	$ 4,100,000